Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	000-30347
Entity Registrant Name	Curis, Inc.
Entity Central Index Key	0001108205
Entity Tax Identification Number	04-3505116
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C - Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false